Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2011
Segments, Geographical Areas [Abstract]
Schedule of Revenue, by Geographical Areas
	2011	2010	2009
Total sales:
United States	$726,011,054	$847,851,860	$629,329,696
Europe	35,256,308	39,167,752	20,814,642
Asia Pacific(1)	21,243,469	32,011,201	20,334,967
Taiwan	105,788,242	167,153,780	144,292,302
Japan	356,121	3,187,517	9,685,012
China(2)	430,810,839	443,076,429	213,208,767
	$1,319,466,033	$1,532,448,539	$1,037,665,386

(1)	Not including Taiwan, Japan, China

(2)	Including Hong Kong